Longterm Incentive Plans (Details 3)	12 Months Ended
Jan. 31, 2021 $ / shares shares
Statement [Line Items]
Number of options, outstanding	2,922,712
Options Exercisable	2,093,593
Options 16 [Member]
Statement [Line Items]
Number of options, outstanding	20,000
Options Exercisable	20,000
Expiry date	Dec. 26, 2024
Exercise price | $ / shares	$ 2.50
Options 19 [Member]
Statement [Line Items]
Number of options, outstanding	10,000
Options Exercisable	2,500
Expiry date	May 11, 2025
Exercise price | $ / shares	$ 2.25
Options 20 [Member]
Statement [Line Items]
Number of options, outstanding	20,000
Options Exercisable	3,333
Expiry date	May 21, 2025
Exercise price | $ / shares	$ 1.80
Options 1 [Member]
Statement [Line Items]
Number of options, outstanding	250,000
Options Exercisable	250,000
Expiry date	Feb. 22, 2021
Exercise price | $ / shares	$ 9.65
Options 2 [Member]
Statement [Line Items]
Number of options, outstanding	582,620
Options Exercisable	582,620
Expiry date	Jun. 30, 2021
Exercise price | $ / shares	$ 3.09
Options 3 [Member]
Statement [Line Items]
Number of options, outstanding	200,000
Options Exercisable	200,000
Expiry date	Dec. 14, 2021
Exercise price | $ / shares	$ 1.33
Options 4 [Member]
Statement [Line Items]
Number of options, outstanding	19,421
Options Exercisable	19,421
Expiry date	Feb. 17, 2022
Exercise price | $ / shares	$ 3.23
Options 5 [Member]
Statement [Line Items]
Number of options, outstanding	19,421
Options Exercisable	17,803
Expiry date	Feb. 18, 2022
Exercise price | $ / shares	$ 3.23
Options 6 [Member]
Statement [Line Items]
Number of options, outstanding	40,000
Options Exercisable
Expiry date	Jan. 04, 2023
Exercise price | $ / shares	$ 1.80
Options 7 [Member]
Statement [Line Items]
Number of options, outstanding	10,000
Options Exercisable	5,000
Expiry date	Jan. 20, 2023
Exercise price | $ / shares	$ 2.50
Options 8 [Member]
Statement [Line Items]
Number of options, outstanding	1,100,000
Options Exercisable	550,000
Expiry date	Dec. 08, 2023
Exercise price | $ / shares	$ 0.77
Options 9 [Member]
Statement [Line Items]
Number of options, outstanding	200,000
Options Exercisable	200,000
Expiry date	Jun. 11, 2024
Exercise price | $ / shares	$ 4.00
Options 10 [Member]
Statement [Line Items]
Number of options, outstanding	43,750
Options Exercisable	43,750
Expiry date	Jul. 01, 2024
Exercise price | $ / shares	$ 3.90
Options 11 [Member]
Statement [Line Items]
Number of options, outstanding	10,000
Options Exercisable	10,000
Expiry date	Sep. 29, 2024
Exercise price | $ / shares	$ 2.60
Options 12 [Member]
Statement [Line Items]
Number of options, outstanding	15,000
Options Exercisable	15,000
Expiry date	Oct. 15, 2024
Exercise price | $ / shares	$ 1.55
Options 13 [Member]
Statement [Line Items]
Number of options, outstanding	15,000
Options Exercisable	15,000
Expiry date	Oct. 15, 2024
Exercise price | $ / shares	$ 2.50
Options 14 [Member]
Statement [Line Items]
Number of options, outstanding	7,500
Options Exercisable	2,500
Expiry date	Nov. 03, 2024
Exercise price | $ / shares	$ 2.50
Options 15 [Member]
Statement [Line Items]
Number of options, outstanding	100,000
Options Exercisable	100,000
Expiry date	Nov. 13, 2024
Exercise price | $ / shares	$ 2.50
Options 18 [Member]
Statement [Line Items]
Number of options, outstanding	8,333
Options Exercisable	50,000
Expiry date	May 10, 2025
Exercise price | $ / shares	$ 2.40
Options 17 [Member]
Statement [Line Items]
Number of options, outstanding	210,000
Options Exercisable	48,333
Expiry date	May 05, 2025
Exercise price | $ / shares	$ 1.80